Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Statements of Cash Flows (Details) - USD ($) $ in Thousands					5 Months Ended	12 Months Ended
	Dec. 21, 2016	Dec. 13, 2016	Nov. 23, 2016	Aug. 10, 2016	Jun. 27, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements of Cash Flows [Abstract]
Net cash provided by / (used in) operating activities						$ 2,782	$ (15,339)	$ (4,737)
Cash flows used in investing activities [Abstract]
Net cash used in investing activities						(32,992)	(40,779)	(201,684)
Cash flows from financing activities [Abstract]
Net proceeds from issuance of common stock	$ 1,775	$ 13,081	$ 3,210	$ 4,080	$ 2,597
Proceeds from convertible promissory notes						9,000	9,400	15,765
Proceeds from related party debt						16,200	12,800	0
Repayments of related party debt						0	(6,900)	0
Repayments of convertible promissory notes						0	0	(200)
Net cash provided by financing activities						25,341	68,672	206,902
Net (decrease) / increase in cash and cash equivalents and restricted cash						(4,869)	12,554	481
Cash and cash equivalents and restricted cash at beginning of period						15,908	3,354	2,873
Cash and cash equivalents and restricted cash at end of period						11,039	15,908	3,354
Cash paid during the period for [Abstract]
Interest						14,661	7,973	855
Non cash financing activities [Abstract]
Conversion of related party debt into convertible promissory note						(4,750)	0	0
Seanergy Maritime Holdings Corp. [Member]
Statements of Cash Flows [Abstract]
Net cash provided by / (used in) operating activities						6,314	(2,441)	(1,202)
Cash flows used in investing activities [Abstract]
Investments in subsidiaries						(40,972)	(28,734)	(28,633)
Net cash used in investing activities						(40,972)	(28,734)	(28,633)
Cash flows from financing activities [Abstract]
Net proceeds from issuance of common stock						2,637	22,606	13,820
Proceeds from convertible promissory notes						9,000	9,400	15,765
Proceeds from related party debt						16,200	12,800	0
Repayments of related party debt						0	(6,900)	0
Repayments of convertible promissory notes						0	0	(200)
Net cash provided by financing activities						27,837	37,906	29,385
Net (decrease) / increase in cash and cash equivalents and restricted cash						(6,821)	6,731	(450)
Cash and cash equivalents and restricted cash at beginning of period						8,859	2,128	2,578
Cash and cash equivalents and restricted cash at end of period						2,038	8,859	2,128
Cash paid during the period for [Abstract]
Interest						2,773	1,176	222
Non cash financing activities [Abstract]
Conversion of related party debt into convertible promissory note						$ (4,750)	$ 0	$ 0